Leases	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

(13) Leases

The Group’s leases for office space, manufacturing plants and staff dormitory include only fixed rental payments with no variable lease payment terms. As of June 30, 2025 and December 31, 2025, there were no leases that have not yet commenced.

The lease of manufacturing plants with a related party, Qingdao Jiutian Lanyue New Energy Technology Co., Ltd., has a term of 36 months, effective from 8 May 2025 to 7 May 2028.

The following represents the aggregate right of use assets and related lease liabilities as of June 30, 2025 and December 31, 2025:

	As of	As of
	June 30, 2025	December 31, 2025
	RMB	RMB
Right of use assets-related party	-	278
Right of use assets-third party	-	1,522
Right of use assets	-	1,800

lease liabilities -related party	-	237
lease liabilities -third party	-	1,669
Total lease liabilities	-	1,906

Current lease liabilities	-	572
Non-current lease liabilities	-	1,334
Total lease liabilities	-	1,906

The weighted average lease term and discount rate as of June 30, 2025 and December 31, 2025 were as follows:

	As of June 30,	As of December 31,
	2025	2025
Weighted average lease term in years:
Operating leases	-	2.69
Weighted average discount rate:
Operating leases	-	4.75%

The components of lease expenses for the six months ended December 31, 2024 and 2025 were as follows:

	Six months ended December 31,
	2024	2025
	RMB	RMB
Operating lease expense	-	486
Short term lease expense	-	8
Total	-	494

The following table provides maturities of lease liabilities at December 31, 2025:

Minimum Lease Payment
RMB
Year ending December 31:
2026	632
2027	442
2028	358
2029	346
2030	244
Thereafter	40
Total remaining undiscounted lease payments	2,062
Less: Interest	(156)
Total present value of lease liabilities	1,906
Less: Current operating lease liabilities	(572)
Non-current operating lease liabilities	1,334